INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Debt and Equity Securities, FV-NI [Line Items]
Carrying amount of the Group's equity investments	$ 9,128		$ 9,543
Net amount in accumulated impairment	1,873		$ 1,873
(Loss) gain from equity method investments	151	$ (859)
Operating losses from these equity method investments for discontinued operation	$ 0	$ 500